Expense Example - PGIM CORPORATE BOND FUND	Sep. 29, 2020 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,376
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,379
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	1,462
Expense Example, with Redemption, 10 Years	3,242
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,365
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	6,577
Expense Example, with Redemption, 5 Years	6,945
Expense Example, with Redemption, 10 Years	$ 6,967